UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09243
The Gabelli Utility Trust

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

The Gabelli Utility Trust
First Quarter Report
March 31, 2011

Mario J. Gabelli, CFA

To Our Shareholders,
     During the first quarter of 2011, The Gabelli Utility Trust’s (the “Fund”) net asset value (“NAV”) total return was 8.2% compared with the Standard & Poor’s (“S&P”) 500 Utilities Index of 2.7% and the Lipper Utility Fund Average of 5.4%. The total return for the Fund’s publicly traded shares was 7.1% during the first quarter of 2011.
     Enclosed is the investment portfolio as of March 31, 2011.
Comparative Results
Average Annual Returns through March 31, 2011 (a) (Unaudited)

						Since
						Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	(07/09/99)
Gabelli Utility Trust
NAV Total Return (b)	8.21%	25.50%	7.17%	7.42%	7.75%	8.45%
Investment Total Return (c)	7.11	(3.97)	(0.36)	3.42	6.44	7.97
S&P 500 Index	5.92	15.65	2.35	2.62	3.29	1.51
S&P 500 Utilities Index	2.74	12.32	(1.48)	4.70	1.80	3.83 (d)
Lipper Utility Fund Average	5.36	16.99	0.93	5.76	4.45	4.43

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

(d)	From June 30, 1999, the date closest to the Fund’s inception for which data is available.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI UTILITY TRUST
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.3%
	ENERGY AND UTILITIES — 85.6%
	Energy and Utilities: Alternative Energy — 0.1%
7,000	Ormat Industries Ltd.	$51,692
11,000	Ormat Technologies Inc.	278,630
8,100	Renegy Holdings Inc.†	2,430

		332,752

	Energy and Utilities: Electric Integrated — 45.1%
23,000	ALLETE Inc.	896,310
75,000	Alliant Energy Corp.	2,919,750
17,000	Ameren Corp.	477,190
78,000	American Electric Power Co. Inc.	2,740,920
10,000	Avista Corp.	231,300
50,000	Black Hills Corp.	1,672,000
26,000	Central Vermont Public Service Corp.	605,540
27,000	Cleco Corp.	925,830
117,000	CMS Energy Corp.	2,297,880
135,000	Constellation Energy Group Inc.	4,202,550
30,000	Dominion Resources Inc.	1,341,000
115,000	DPL Inc.	3,152,150
23,000	DTE Energy Co.	1,126,080
125,000	Duke Energy Corp.	2,268,750
83,000	Edison International	3,036,970
172,000	El Paso Electric Co.†	5,228,800
1,000	Emera Inc.	32,687
3,000	Entergy Corp.	201,630
116,710	FirstEnergy Corp.	4,328,774
200,000	Great Plains Energy Inc.	4,004,000
52,000	Hawaiian Electric Industries Inc.	1,289,600
89,000	Integrys Energy Group Inc.	4,495,390
64,000	MGE Energy Inc.	2,591,360
95,000	NextEra Energy Inc.	5,236,400
48,000	NiSource Inc.	920,640
109,000	NorthWestern Corp.	3,302,700
35,000	NV Energy Inc.	521,150
100,000	OGE Energy Corp.	5,056,000
22,400	Otter Tail Corp.	509,152
48,000	PG&E Corp.	2,120,640
100,000	PNM Resources Inc.	1,492,000
90,000	Progress Energy Inc.	4,152,600
40,000	Progress Energy Inc., CVO†	5,800
38,000	Public Service Enterprise Group Inc.	1,197,380
60,500	SCANA Corp.	2,381,885
104,000	TECO Energy Inc.	1,951,040
25,000	The Empire District Electric Co.	544,750
142,000	UniSource Energy Corp.	5,130,460
18,000	Unitil Corp.	424,080
47,000	Vectren Corp.	1,278,400
260,000	Westar Energy Inc.	6,869,200
180,000	Wisconsin Energy Corp.	5,490,000
179,000	Xcel Energy Inc.	4,276,310

		102,927,048

	Energy and Utilities: Electric Transmission and Distribution — 8.7%
243	Brookfield Infrastructure Partners LP	5,400
50,000	CH Energy Group Inc.	2,527,000
56,000	Consolidated Edison Inc.	2,840,320
135,000	Northeast Utilities	4,671,000
180,000	NSTAR	8,328,600
22,500	Pepco Holdings Inc.	419,625
36,666	UIL Holdings Corp.	1,119,046

		19,910,991

	Energy and Utilities: Global Utilities — 3.4%
15,000	Areva SA	666,435
1,250	Areva SA, Preference	52,064
8,000	Chubu Electric Power Co. Inc.	177,927
40,000	Electric Power Development Co. Ltd.	1,232,027
37,000	Endesa SA	1,146,517
300,000	Enel SpA	1,891,103
300,000	Hera SpA	718,092
8,000	Hokkaido Electric Power Co. Inc.	155,133
8,000	Hokuriku Electric Power Co.	181,197
3,500	Huaneng Power International Inc., ADR	82,215
35,000	Korea Electric Power Corp., ADR†	428,400
8,000	Kyushu Electric Power Co. Inc.	156,288
2,000	Niko Resources Ltd.	191,851
8,000	Shikoku Electric Power Co. Inc.	217,648
8,000	The Chugoku Electric Power Co. Inc.	147,920
8,000	The Kansai Electric Power Co. Inc.	174,176
6,000	The Tokyo Electric Power Co. Inc.	33,614
15,000	Tohoku Electric Power Co. Inc.	253,366

		7,905,973

	Energy and Utilities: Merchant Energy — 1.8%
23,000	Dynegy Inc.†	130,870
23,048	GenOn Energy Inc.†	87,813
300,000	GenOn Energy Inc., Escrow† (a)	0
305,000	The AES Corp.†	3,965,000

		4,183,683

	Energy and Utilities: Natural Gas Integrated — 11.2%
334,459	El Paso Corp.	6,020,262
1,000	Energen Corp.	63,120
127,000	National Fuel Gas Co.	9,398,000
100,000	ONEOK Inc.	6,688,000
120,000	Southern Union Co.	3,434,400

		25,603,782

See accompanying notes to schedule of investments.

THE GABELLI UTILITY TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

			Market
Shares			Value
		COMMON STOCKS (Continued)
		ENERGY AND UTILITIES (Continued)
		Energy and Utilities: Natural Gas Utilities — 8.7%
26,000		AGL Resources Inc.	$1,035,840
34,000		Atmos Energy Corp.	1,159,400
22,500		Chesapeake Utilities Corp.	936,450
11,000		CONSOL Energy Inc.	589,930
14,945		Corning Natural Gas Corp.	356,812
30,000		Delta Natural Gas Co. Inc.	945,900
11,445		GDF Suez	466,319
11,445		GDF Suez, Strips	16
85,000		Nicor Inc.	4,564,500
35,000		Piedmont Natural Gas Co. Inc.	1,062,250
6,000		RGC Resources Inc.	205,800
140,000		Southwest Gas Corp.	5,455,800
112,000		Spectra Energy Corp.	3,044,160

			19,823,177

		Energy and Utilities: Natural Resources — 1.4%
4,000		Anadarko Petroleum Corp.	327,680
34,000		Compania de Minas Buenaventura SA, ADR	1,460,980
10,000		Exxon Mobil Corp.	841,300
3,000		Peabody Energy Corp.	215,880
4,000		Royal Dutch Shell plc, Cl. A, ADR	291,440

			3,137,280

		Energy and Utilities: Services — 0.4%
30,000		ABB Ltd., ADR†	725,700
2,400		Tenaris SA, ADR	118,704

			844,404

		Energy and Utilities: Water — 3.1%
14,000		American States Water Co.	502,040
28,000		American Water Works Co. Inc.	785,400
21,833		Aqua America Inc.	499,757
24,750		Artesian Resources Corp., Cl. A	482,378
20,000		California Water Service Group	743,400
7,500		Connecticut Water Service Inc.	197,625
51,333		Middlesex Water Co.	933,747
30,000		Pennichuck Corp.	854,700
80,000		SJW Corp.	1,852,000
9,000		The York Water Co.	156,690

			7,007,737

		Diversified Industrial — 1.2%
1,800		Alstom SA	106,438
1,000		Bouygues SA	48,022
6,000		Cooper Industries plc	389,400
106,000		General Electric Co.	2,125,300

			2,669,160

		Equipment and Supplies — 0.1%
50,000		Capstone Turbine Corp.†	90,500
2,000		Mueller Industries Inc.	73,240

			163,740

		Environmental Services — 0.0%
3,000		Suez Environnement Co. SA	62,073

		Independent Power Producers and Energy Traders — 0.4%
40,000		NRG Energy Inc.†	861,600

		TOTAL ENERGY AND UTILITIES	195,433,400

		COMMUNICATIONS — 11.6%
		Cable and Satellite — 4.4%
76,000		Cablevision Systems Corp., Cl. A	2,630,360
5,000		Cogeco Cable Inc.	232,130
20,000		Cogeco Inc.	855,905
30,000		DIRECTV, Cl. A†	1,404,000
60,000		DISH Network Corp., Cl. A†	1,461,600
10,000		EchoStar Corp., Cl. A†	378,500
27,000		Liberty Global Inc., Cl. A†	1,118,070
20,000		Liberty Global Inc., Cl. C†	799,800
8,000		Rogers Communications Inc., Cl. B	291,200
12,000		Time Warner Cable Inc.	856,080

			10,027,645

		Communications Equipment — 0.4%
245,000		Furukawa Electric Co. Ltd.	989,661
1,000		QUALCOMM Inc.	54,830

			1,044,491

		Telecommunications — 4.5%
45,000		AT&T Inc.	1,377,000
2,000		Belgacom SA	77,478
4,350	(b)	Bell Aliant Inc. (c)	120,427
12,000		BT Group plc, ADR	360,960
210,000		Cincinnati Bell Inc.†	562,800
1,400		Comstar United Telesystems OJSC, GDR† (a)	9,660
See accompanying notes to schedule of investments.

THE GABELLI UTILITY TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
53,000	Deutsche Telekom AG, ADR	$817,260
2,000	France Telecom SA, ADR	45,020
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	64
500	Mobistar SA	34,665
19,000	Nippon Telegraph & Telephone Corp.	853,150
11,800	Orascom Telecom Holding SAE, GDR† (d)(e)	43,483
15,000	Portugal Telecom SGPS SA	173,124
2,000	PT Indosat Tbk	1,217
500	Sistema JSFC, GDR (d)	14,550
1,200	Tele2 AB, Cl. B	27,719
27,000	Telekom Austria AG	394,887
40,000	Touch America Holdings Inc.†	0
110,000	Verizon Communications Inc.	4,239,400
75,000	VimpelCom Ltd., ADR	1,059,000

		10,211,864

	Wireless Communications — 2.3%
600	America Movil SAB de CV, Cl. L, ADR	34,860
2,000	China Mobile Ltd., ADR	92,480
2,000	China Unicom Hong Kong Ltd., ADR	33,200
171	M1 Ltd.	327
13,000	Millicom International Cellular SA	1,250,210
11,250	Mobile TeleSystems OJSC, ADR	238,838
1,000	NTT DoCoMo Inc.	1,757,634
600	SK Telecom Co. Ltd., ADR	11,286
400	SmarTone Telecommunications Holdings Ltd.	663
22,000	Turkcell Iletisim Hizmetleri A/S, ADR	330,660
29,000	United States Cellular Corp.†	1,493,210

		5,243,368

	TOTAL COMMUNICATIONS	26,527,368

	OTHER — 2.1%
	Aerospace — 0.4%
100,000	Rolls-Royce Group plc†	993,005

	Agriculture — 0.0%
3,000	Cadiz Inc.†	36,570

	Entertainment — 1.1%
85,000	Vivendi	2,427,298

	Investment Companies — 0.0%
3,000	Kinnevik Investment AB, Cl. B	69,916

	Real Estate — 0.1%
6,075	Brookfield Asset Management Inc., Cl. A	197,195

	Transportation — 0.5%
30,000	GATX Corp.	1,159,800

	TOTAL OTHER	4,883,784

	TOTAL COMMON STOCKS	226,844,552

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Wireless Communications — 0.0%
16,000	Bharti Airtel Ltd., expire 09/19/13† (c)	128,258

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Environmental Services — 0.1%
$100,000	Covanta Holding Corp., Cv., 3.250%, 06/01/14	118,500

	U.S. GOVERNMENT OBLIGATIONS — 0.6%
1,285,000	U.S. Treasury Bills,
	0.120% to 0.160%††,
	04/28/11 to 09/15/11	1,284,492

TOTAL INVESTMENTS — 100.0%
(Cost $176,797,840)		$228,375,802

	Aggregate tax cost	$178,028,203

	Gross unrealized appreciation	$57,096,381
	Gross unrealized depreciation	(6,748,782)

	Net unrealized appreciation/depreciation .	$50,347,599

See accompanying notes to schedule of investments.

THE GABELLI UTILITY TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Notional		Termination	Unrealized
Amount		Date	Appreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENT
$232,327
(25,000 Shares)	Rolls-Royce Group plc	06/27/11	$15,821

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2011, the market value of fair valued securities amounted to $9,660 or 0.00% of total investments.

(b)	Denoted in units.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the market value of Rule 144A securities amounted to $248,685 or 0.11% of total investments.

(d)	Securities purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2011, the market value of the Regulation S securities amounted to $58,033 or 0.03% of total investments, which were valued under methods approved by Board of Trustees as follows:

				03/31/11
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit
11,800	Orascom Telecom Holding SAE, GDR	07/27/09	$74,146	$3.6850
500	Sistema JSFC, GDR	10/10/07	17,384	29.1000

(e)	Illiquid security.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation.

GDR	Global Depositary Receipt.

OJSC	Open Joint Stock Company.

Strips	Regular coupon payment portion of security traded separately from the principal portion of the security.
See accompanying notes to schedule of investments.

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
     The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 3/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy and Utilities: Merchant Energy	$4,183,683	—	$0	$4,183,683
Other Industries (a)	191,249,717	—	—	191,249,717
COMMUNICATIONS	—
Telecommunications	10,211,864	—	0	10,211,864
Other Industries (a)	16,315,504	—	—	16,315,504
OTHER (a)	4,883,784	—	—	4,883,784

Total Common Stocks	226,844,552	—	0	226,844,552

Warrants (a)	—	$128,258	—	128,258
Convertible Corporate Bonds	—	118,500	—	118,500
U.S. Government Obligations	—	1,284,492	—	1,284,492

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$226,844,552	$1,531,250	$0	$228,375,802

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
EQUITY CONTRACT:
Contract for Difference Swap Agreement	$—	$15,821	$—	$15,821

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$15,821	$—	$15,821

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.
     The Fund did not have significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

										Net change in
										unrealized
										appreciation/
										depreciation
										during the period
				Change in						on Level 3
	Balance	Accrued	Realized	unrealized			Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/			into	out of	as of	held at
	12/31/10	(premiums)	(loss)	depreciation	Purchases	Sales	Level 3†	Level 3†	3/31/11	3/31/11

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy and Utilities:
Merchant Energy	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
COMMUNICATIONS
Telecommunications	0	—	—	—	—	—	—	—	0	—

Total Common Stocks	0	—	—	—	—	—	—	—	0	—

Warrants:
ENERGY AND UTILITIES
Energy and Utilities:
Merchant Energy	183	—	(51,616)	51,433	—	(0)	—	—	—	—

TOTAL INVESTMENTS IN SECURITIES	$183	$—	$(51,616)	$51,433	$—	$(0)	$—	$—	$0	$—

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging or protecting its exposure to interest rate movements and movements in the securities markets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     The Fund’s derivative contracts held at March 31, 2011, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity contract for difference and interest rate swap or cap transactions for the purpose of increasing the income of the Fund or hedging or protecting its exposure to interest rate movements and movements in the securities market. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay periodically to the other party (which is known as the “counterparty”) a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
     During the period ended March 31, 2011, the Fund held no investments in interest rate swap agreements.
     The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at March 31, 2011 are reflected within the Schedule of Investments and further details are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
	Market Value	One month LIBOR plus 90 bps plus
	Appreciation on:	Market Value Depreciation on:
$232,327 (25,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	6/27/11	$15,821
     The Fund’s volume of activity in equity contract for difference swap agreements during the period ended March 31, 2011 had an average monthly notional amount of approximately $248,992.

THE GABELLI UTILITY TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended March 31, 2011, the Fund held no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended March 31, 2011, the Fund held no investments in forward foreign exchange contracts.
     The following table summarizes the net unrealized appreciation of derivatives held at March 31, 2011 by primary risk exposure:

Net Unrealized
Asset Derivatives:	Appreciation
Equity Contract	$15,821
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
     At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $2,489,944 which are available to reduce future required distributions of net capital gains to shareholders. $890,229 of the loss carryforward is available through 2017; and $1,599,715 is available through 2018.

TRUSTEES AND OFFICERS
THE GABELLI UTILITY TRUST
One Corporate Center, Rye, NY 10580-1422
Trustees
Mario J. Gabelli, CFA
Chairman & Chief Executive Officer,
GAMCO Investors, Inc.
Dr. Thomas E. Bratter
President & Founder, John Dewey Academy
Anthony J. Colavita
President,
Anthony J. Colavita, P.C.
James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.
Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.
Frank J. Fahrenkopf, Jr.
President & Chief Executive Officer,
American Gaming Association
John D. Gabelli
Senior Vice President,
Gabelli & Company, Inc.
Robert J. Morrissey
Attorney-at-Law,
Morrissey, Hawkins & Lynch
Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus, Pace University
Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.
Officers
Bruce N. Alpert
President
Peter D. Goldstein
Chief Compliance Officer
Agnes Mullady
Treasurer & Secretary
David I. Schachter
Vice President & Ombudsman
Investment Adviser
Gabelli Funds, LLC One
Corporate Center Rye, New York
10580-1422
Custodian
The Bank of New York Mellon
Counsel
Willkie Farr & Gallagher LLP
Transfer Agent and Registrar
Computershare Trust Company, N.A.
Stock Exchange Listing

		5.625%
	Common	Preferred
NYSE—Symbol:	GUT	GUT PrA
Shares Outstanding:	31,546,632	1,153,288
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.” The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com. The NASDAQ symbol for the Net Asset Value is “XGUTX.”

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI UTILITY TRUST
One Corporate Center
Rye, NY 10580-1422
(914) 921-5070
www.gabelli.com
First Quarter Report
March 31, 2011
GUT Q1/2011

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Utility Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date  5/31/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/31/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/31/11

*	Print the name and title of each signing officer under his or her signature.